Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Shares - Outstanding at December 31, 2018	3,139,649	2,013,769
Granted	1,157,893	1,340,467
Exercised	(22,974)	(46,259)
Forfeited or canceled	(530,117)	(168,328)
Number Of Shares - Outstanding at September 30, 2019	3,744,451	3,139,649	2,013,769
Number Of Shares - Vested and expected to vest at December 31, 2019	3,139,649	3,139,649
Number Of Shares - Vested and expected to vest at September 30, 2020	3,744,451	3,139,649	3,139,649
Number Of Shares - Options exercisable at December 31, 2019	870,219	870,219
Number Of Shares - Options exercisable at September 30, 2020	1,486,775	870,219	870,219
Weighted Average Exercise price - Outstanding at December 31, 2018	$ 4.20	$ 3.42
Granted	9.08	5.14
Exercised	1.93	1.84
Forfeited or canceled	4.62	3.09
Weighted Average Exercise price - Outstanding at September 30, 2019	5.67	4.20	$ 3.42
Weighted Average Exercise price - Vested and expected to vest at December 31, 2019	4.20	4.20
Weighted Average Exercise price - Vested and expected to vest at September 30, 2020	5.67	4.20	4.20
Weighted Average Exercise price - Options exercisable at December 31, 2019	2.94	2.94
Weighted Average Exercise price - Options exercisable at September 30, 2020	$ 3.69	$ 2.94	$ 2.94
Weighted-Average Remaining Contractual Term	7 years 10 months 17 days	8 years 8 months 8 days	9 years
Weighted-Average Remaining Contractual Term - Vested and expected to vest	7 years 10 months 17 days	8 years 8 months 8 days
Weighted-Average Remaining Contractual Term - Options exercisable	6 years 29 days	7 years 8 months 4 days
Aggregate Intrinsic Value - Outstanding	$ 20,620	$ 11,303	$ 3,595
Aggregate Intrinsic Value - Vested and expected to vest	20,620	11,303
Aggregate Intrinsic Value - Options exercisable	$ 11,132	$ 4,235